UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2005
                                                --------------

Check here if Amendment / / Amendment Number: _______
      This Amendment (Check only one): / /    is a restatement.
                                       / /    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Shenkman Capital Management, Inc.
            ---------------------------------
Address:    461 Fifth Avenue, 22nd Floor
            ---------------------------------
            New York, New York 10017
            ---------------------------------

Form 13F File Number: 28-10621

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Mark R. Shenkman
            ----------------
Title:      President
            ----------------
Phone:      212-867-9090
            ----------------

Signature, Place, and Date of Signing:

   /s/ Mark R. Shenkman          New York, New York        April 29, 2005
   --------------------          ------------------        -------------
       [Signature]                  [City, State]             [Date]

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
                                               ------------

Form 13F Information Table Entry Total:        41
                                               ------------

Form 13F Information Table Value Total:        336,333
                                               ------------
                                               (thousands)

List of Other Included Managers:    None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            None.


SHENKMAN CAPITAL MANAGEMENT, INC.                          13F SECURITIES HOLDINGS                                 As of 3/31/05


                                                                                                             VOTING AUTHORITY
                                                                                                             ----------------
                             TITLE OF             VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS    CUSIP     (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE       SHARED   NONE
  --------------              -----    -----     --------   -------   ---   ----   ----------   --------   ----       ------   ----
-----------------------------------------------------------------------------------------------------------------------------------

ALLIANT TECHSYSTEMS INC      NOTE
                             2.750%
                             2/1       018804AH7    9,063   8,500,000  PRN             Sole          8,500,000

ALPHA NATURAL RESOURCES INC  COM       02076X102    1,089      38,000  SH              Sole             38,000

AMERICAN TOWER CORP          NOTE
                             3.000%
                             8/1       029912AR3    8,086   7,500,000  PRN              Sole         7,500,000

BEST BUY INC                 SDCV
                             2.250%
                             1/1       086516AF8   13,224  12,925,000  PRN              Sole        12,925,000

CELANESE CORP DEL            PFD
                             4.25%
                             CONV      150870202   12,682     457,000  PRN              Sole           457,000

CELANESE CORP DEL            COM
                             SER A     150870103    2,249     125,000  SH               Sole           125,000

CENTENNIAL COMMUNCTNS
  CORP N                     CL A
                             NEW       15133V208    1,356     125,000  SH               Sole           125,000

CENTERPOINT ENERGY INC       NOTE
                             2.875%
                             1/1       15189TAL1    1,166   1,100,000  PRN              Sole         1,100,000

CITADEL BROADCASTING CORP    NOTE
                             1.875%
                             2/1       17285TAB2    7,115   8,650,000  PRN              Sole         8,650,000

CONSOL ENERGY INC            COM       20854P109      931      19,800  SH               Sole            19,800

DISNEY WALT CO               NOTE
                             2.125%
                             4/1       254687AU0   16,374  14,900,000  PRN              Sole        14,900,000

ECHOSTAR COMMUNICATIONS      NOTE
 NEW                         5.750%
                             5/1       278762AG4   55,049  55,500,000  PRN              Sole        55,500,000

ECHOSTAR COMMUNICATIONS
  NEW                        CL A      278762109    3,569     122,000  SH               Sole           122,000

EMMIS COMMUNICATIONS CORP    PFD
                             CV SER A  291525202    5,707     130,000  PRN              Sole           130,000

FAIRMONT HOTELS              NOTE
 RESORTS INC                 3.750%
                             12/0      305204AB5      382     350,000  PRN              Sole           350,000

FELCOR LODGING TR INC        PFD
                             CV A
                             $1.95     31430F200      218       8,800  PRN              Sole             8,800

FISHER SCIENTIFIC INTL INC   NOTE
                             3.250%
                             3/0       338032AX3    3,447   3,400,000  PRN              Sole         3,400,000



GREY WOLF INC                NOTE
                             3.750%
                             5/0       397888AD0   18,696  15,800,000  PRN              Sole        15,800,000

HILTON HOTELS CORP           NOTE
                             3.375%
                             4/1       432848AZ2    5,674   4,900,000  PRN              Sole         4,900,000

HUNTSMAN CORP                PFD MND
                             CV 5%     447011206    4,246      83,250  PRN              Sole            83,250

LODGENET ENTMT CORP          COM       540211109    1,976     104,900  SH               Sole           104,900

LUCENT TECHNOLOGIES INC      SDCV
                             8.000%
                             8/0       549463AK3      615     600,000  PRN              Sole           600,000

MEDIACOM COMMUNICATIONS      NOTE
  CORP                       5.250%
                             7/0        58446KAA3  33,745  34,000,000  PRN              Sole        34,000,000

NEXTEL COMMUNICATIONS INC    NOTE
                             5.250%
                             1/1        65332VAY9   5,207   5,250,000  PRN              Sole         5,250,000

OWENS ILL INC                PFD
                             CONV
                             $.01       690768502    3,864     93,000  PRN              Sole            93,000

PRIDE INTL INC DEL           NOTE
                             3.250%
                             5/0        74153QAD4   12,258 10,400,000  PRN              Sole        10,400,000

PROVINCE HEALTHCARE CO       NOTE
                             4.250%
                             10/1       743977AE0   14,770 13,950,000  PRN              Sole        13,950,000

REEBOK INTL LTD              DBCV
                             2.000%
                             5/0        758110AH3      533    500,000  PRN              Sole           500,000

RITE AID CORP                NOTE
                             4.750%
                             12/0       767754BA1   21,534 21,500,000  PRN              Sole        21,500,000

ROPER INDS INC NEW           NOTE
                             1.481%
                             1/1        776696AA4    6,546 13,650,000  PRN              Sole        13,650,000



RPM INTL INC                 NOTE
                             1.389%
                             5/1        749685AK9    2,192  4,100,000  PRN              Sole         4,100,000

SAKS INC                     NOTE
                             2.000%
                             3/1        79377WAL2    7,658  7,200,000  PRN              Sole         7,200,000

SINCLAIR BROADCASTING        NOTE
  GROUP INC                  4.875%
                             7/1        829226AU3   14,000 16,000,000  PRN              Sole        16,000,000

SINCLAIR BROADCASTING        PFD CV
   GROUP INC                 EXCH D     829226505    4,752    114,525  PRN              Sole           114,525

SMURFIT-STONE                PFD CV
  CONTAINER CORP             EX A 7%    832727200    6,499    259,636  PRN              Sole           259,636

STARWOOD HOTELS &            NOTE
  RESORTS WRLD               3.500%
                             5/1        85590AAJ3   11,665  9,400,000  PRN              Sole         9,400,000

SUPERVALU INC                NOTE
                             11/0       868536AP8      938  2,750,000  PRN              Sole         2,750,000

TELEWEST GLOBAL INC          COM        87956T107      436     24,514  SH               Sole            24,514

TEVA PHARMACEUTICAL          DBCV
  FIN II L                   0.500%
                             2/0        88164RAA5    6,035  6,050,000  PRN              Sole         6,050,000

WATSON PHARMACEUTICALS       DBCV
  INC                        1.750%
                             3/1        942683AC7    6,831  7,200,000  PRN              Sole         7,200,000

WYETH                        DBCV
                             1/1        983024AD2    3,956  3,850,000  PRN              Sole         3,850,000

                             TOTAL
                             (x$1,000)  336,333
